Provision for judicial liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of other provisions [abstract]
Disclosure of provisions [text block]

					06/30/2025
	Tax and social security	Labor	Civil, environment and real estate	Contingent liabilities assumed (1) (2)	Total
Provision balance at the beginning of the period	407,964	353,926	215,553	2,127,725	3,105,168
Payments	(64,720)	(64,824)	(7,329)		(136,873)
Reversal	(53,446)	(49,254)	(22,521)	(13,094)	(138,315)
Additions	5,498	73,050	10,032		88,580
Monetary adjustment	10,166	13,701	14,536		38,403
Provision balance	305,462	326,599	210,271	2,114,631	2,956,963
Judicial deposits	(322)	(88,634)	(22,017)		(110,973)
Provision balance at the end of the period	305,140	237,965	188,254	2,114,631	2,845,990
(1)Amounts arising from tax-related lawsuits with a possible or remote probability of loss in the amount of R$1,981,389 and civil lawsuits in the amount of R$133,242, measured and recorded at the estimated fair value resulting from the business combination with Fibria.
(2)Reversal due to a change in likelihood, cancellation and/or due to settlement.

					12/31/2024
	Tax and social security	Labor	Civil, environment and real estate	Contingent liabilities assumed (1) (2)	Total
Provision balance at the beginning of the year	468,839	349,058	139,435	2,155,545	3,112,877
Payments	(60,081)	(89,221)	(6,795)		(156,097)
Reversal	(9,540)	(89,941)	(1,951)	(27,820)	(129,252)
Additions	4,689	162,456	72,605		239,750
Monetary adjustment	4,057	21,574	12,259		37,890
Provision balance	407,964	353,926	215,553	2,127,725	3,105,168
Judicial deposits	(66,746)	(91,596)	(20,076)		(178,418)
Provision balance at the end of the year	341,218	262,330	195,477	2,127,725	2,926,750
(1)Amounts arising from tax-related lawsuits with a possible or remote probability of loss in the amount of R$2,448,564 and civil lawsuits in the amount of R$197,141, measured and recorded at the estimated fair value resulting from the business combination with Fibria.
(2)Reversal due to a change in likelihood, cancellation and/or due to settlement.

Disclosure of Provisions for Possible Losses Explanatory

	06/30/2025	12/31/2024
Taxes and social security (1)	10,137,662	9,837,082
Labor	175,800	171,480
Civil and environmental (1) (2)	1,036,600	5,065,714
	11,350,062	15,074,276
(1)The amounts above do not include the fair value adjustments allocated to possible loss risk contingencies representing R$2,095,571 (R$2,108,635 as of December 31, 2024), which were recorded at fair value resulting from business combinations with Fibria, as presented in Note 20.1.1 above.
(2)As disclosed in the annual financial statements, note 20.2.3(i), the Company is a defendant in a Public Civil Action (“ACP”) regarding compensation for damages caused to federal highways due to the transportation of timber exceeding the permitted weight. Based on a recent decision by the Superior Court of Justice (“STJ”), which established the thesis of civil liability without clear and objective liquidation criteria, as well as the change of the monetary correction index from IGPM/FGV to SELIC, the Company reassessed the exposure amount of this action to approximately R$ 340 million. This estimate made by management and supported by its external legal advisors, is based on scenarios with similarity to infraction notices suffered by other companies and assessed according to the quantification criteria applied by the Federal Public Ministry (“MPF”). Given the absence of clear and objective criteria for measuring such claims from the MPF in similar cases, management’s current estimate may vary to a higher or lower amount, subject to the final decision by the MPF/TRF1 regarding the Company's case.